Document And Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	EQUITY BANCSHARES, INC.
Entity Central Index Key	0001227500
Entity Emerging Growth Company	false
Entity File Number	001-37624
Entity Incorporation, State or Country Code	KS
Entity Tax Identification Number	72-1532188
Entity Address, Address Line One	7701 East Kellogg Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67207
City Area Code	316
Local Phone Number	612-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A, Common Stock, par value $0.01 per share
Trading Symbol	EQBK
Security Exchange Name	NYSE